Share capital - Summary of outstanding and exercisable (Detail) options in Thousands	12 Months Ended
Dec. 31, 2020 options $ / shares
Statement [Line Items]
Number of share options | options	10,550
Exercise price range one [Member]
Statement [Line Items]
Number of share options | options	2,210
Expiry date	Mar – Nov 2021
Exercise price range Two [Member]
Statement [Line Items]
Number of share options | options	1,880
Expiry date	May – Oct 2022
Exercise price range Three [Member]
Statement [Line Items]
Number of share options | options	2,265
Expiry date	Feb – Dec 2023
Exercise price range Four [Member]
Statement [Line Items]
Number of share options | options	2,290
Expiry date	Dec 2024
Exercise price range Five [Member]
Statement [Line Items]
Number of share options | options	1,905
Expiry date	Dec 2025
Bottom of range [member] | Exercise price range one [Member]
Statement [Line Items]
Exercise price per share	$ 0.33
Bottom of range [member] | Exercise price range Two [Member]
Statement [Line Items]
Exercise price per share	0.52
Bottom of range [member] | Exercise price range Three [Member]
Statement [Line Items]
Exercise price per share	0.55
Top of range [member] | Exercise price range one [Member]
Statement [Line Items]
Exercise price per share	0.36
Top of range [member] | Exercise price range Two [Member]
Statement [Line Items]
Exercise price per share	0.62
Top of range [member] | Exercise price range Three [Member]
Statement [Line Items]
Exercise price per share	0.63
Top of range [member] | Exercise price range Four [Member]
Statement [Line Items]
Exercise price per share	0.365
Top of range [member] | Exercise price range Five [Member]
Statement [Line Items]
Exercise price per share	$ 0.51